Consolidated Statements Of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Stockholders' Equity [Abstract]
Net change in unrealized gain on securities available for sale, taxes	$ 489	$ 342